UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              Form 13F

                         FORM 13F COVER PAGE

Report for Quarter Ended: December 31, 2011


Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Enterprise Bank & Trust
Address:    150 North Meramec
            Clayton, Missouri 63105


Form 13F File Number: 28-13646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Deborah N. Barstow
Title:      Senior Vice President and Controller
Phone:      314-810-3624

Signature, Place, and Date of Signing:

     /s/ Deborah N. Barstow             Clayton, Missouri     February 17, 2012

     ______________________
     [Signature]                          [City, State]            [Date]
     Deborah N. Barstow

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

1.   028-13645                  Enterprise Financial Services Corp